Condensed Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share Capital Subscription	Accumulated Deficit	Additional Paid In Capital
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	$ (506)	$ 165,061	$ (589)	$ (192,562)	$ 27,584
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,984
Share issuance for cash and share subscription, amount	2,366	$ 4,834	(1,900)	0	(568)
Warrant issued	1,741				1,741
Stock-based compensation and service fee, shares		750
Stock-based compensation and service fee, amount	95	$ 1,020	0	0	(925)
Net loss	(5,086)	0	0	(5,086)	0
Balance, amount at Mar. 31, 2022	(1,390)	$ 170,915	(2,489)	(197,648)	27,832
Balance, Shares at Mar. 31, 2022		90,280
Balance, shares at Dec. 31, 2022		90,515
Balance, amount at Dec. 31, 2022	(482)	$ 171,671	0	(199,138)	26,985
Statement [Line Items]
Warrant issued	0				0
Stock-based compensation and service fee, amount	70	0	0	0	70
Net loss	(1,387)	0	0	(1,387)	0
Share issuance for cash and share subscription	0	0	0	0	0
Balance, amount at Mar. 31, 2023	$ (1,799)	$ 171,671	$ 0	$ (200,525)	$ 27,055
Balance, Shares at Mar. 31, 2023		90,515